Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Summary of related party transactions

(U.S. dollars in thousands)	2013	2012	2011
Reported net premiums written	$73,085	$61,146	$66,489
Net losses incurred	$29,042	$37,664	$34,720
Reported acquisition costs	$25,275	$24,014	$25,635